LOAN PAYABLE - Loan maturities based on outstanding principal (Details) (USD $)	Jun. 30, 2012
Debt Disclosure [Abstract]
2012 (excluding the six months ended June 30, 2012)	$ 15,192
2013	37,244
2014	38,376
2015	39,544
2016	40,746
Thereafter	103,661
Total	$ 274,763